BROOKFIELD REAL ASSETS SECURITIES FUND
Schedule of Investments (Unaudited)
September 30, 2019

	Shares	Value
COMMON STOCKS - 75.7%
AUSTRALIA - 2.2%
Diversified - 1.1%
Dexus	43,305	$348,811
The GPT Group	91,200	379,247
Total Diversified		728,058
Toll Roads - 1.1%
Transurban Group	77,332	767,711
Total AUSTRALIA		1,495,769
BRAZIL - 0.9%
Electricity Transmission & Distribution - 0.4%
CPFL Energia SA	35,855	283,047
Rail - 0.5%
Rumo SA (n)	50,100	296,142
Total BRAZIL		579,189
CANADA - 8.3%
Electricity Transmission & Distribution - 0.4%
Hydro One Ltd. (e)	16,226	299,939
Industrial - 0.8%
Granite Real Estate Investment Trust	10,355	501,395
Office - 0.5%
Allied Properties Real Estate Investment Trust	7,539	304,838
Pipelines - 6.6%
Enbridge, Inc.	39,018	1,369,466
Inter Pipeline Ltd.	30,700	538,759
Pembina Pipeline Corp.	4,142	153,544
Pembina Pipeline Corp.	25,800	956,364
TC Energy Corp.	27,571	1,427,611
Total Pipelines		4,445,744
Total CANADA		5,551,916
CHINA - 0.8%
Communications - 0.6%
China Tower Corporation Ltd. (e)	1,904,692	432,267
Office - 0.2%
SOHO China Ltd.	391,512	111,930
Total CHINA		544,197
FRANCE - 3.3%
Office - 0.3%
Gecina SA	1,280	201,118
Renewables/Electric Generation - 0.6%
Engie SA	23,700	386,836
Toll Roads - 2.4%
Vinci SA	15,400	1,658,880
Total FRANCE		2,246,834
GERMANY - 1.1%
Office - 0.5%
alstria office REIT-AG	17,173	294,527
Residential - 0.6%
Vonovia SE	8,112	411,565
Total GERMANY		706,092
HONG KONG - 3.1%
Diversified - 1.5%
CK Asset Holdings Ltd.	56,142	380,367
Sun Hung Kai Properties Ltd.	29,088	418,016
Wharf Real Estate Investment Company Ltd.	41,455	226,407
Total Diversified		1,024,790
Gas Utilities - 0.8%
China Gas Holdings Ltd.	139,965	540,685
Office - 0.4%
Hongkong Land Holdings Ltd.	44,643	250,993
Renewables/Electric Generation - 0.4%
CLP Holdings Ltd.	21,997	231,208
Total HONG KONG		2,047,676
ITALY - 1.4%
Renewables/Electric Generation - 0.6%
Enel SpA	54,600	407,825
Toll Roads - 0.8%
Atlantia SpA	21,900	529,276
Total ITALY		937,101
JAPAN - 4.6%
Gas Utilities - 0.7%
Tokyo Gas Company Ltd.	19,200	485,624
Industrial - 0.9%
GLP J-REIT	310	411,135
LaSalle Logiport REIT	139	199,111
Total Industrial		610,246
Office - 2.1%
Kenedix Office Investment Corp.	14	110,625
Mitsubishi Estate Company Ltd.	28,486	550,820
Mitsui Fudosan Company Ltd.	23,055	573,773
Sekisui House Reit, Inc.	172	154,298
Total Office		1,389,516
Residential - 0.9%
Advance Residence Investment Corp.	61	200,338
Kenedix Residential Next Investment Corp.	118	232,752
Nippon Accommodations Fund, Inc.	23	143,266
Total Residential		576,356
Total JAPAN		3,061,742
LUXEMBOURG - 0.6%
Communications - 0.6%
SES SA	23,000	419,233
Total LUXEMBOURG		419,233
MEXICO - 0.5%
Toll Roads - 0.5%
Promotora y Operadora de Infraestructura SAB de CV	37,945	339,321
Total MEXICO		339,321
NEW ZEALAND - 0.6%
Airports - 0.6%
Auckland International Airport Ltd.	75,200	431,194
Total NEW ZEALAND		431,194
SINGAPORE - 1.4%
Diversified - 0.6%
City Developments Ltd.	57,681	410,320
Office - 0.8%
CapitaLand Commercial Trust	258,782	387,753
Keppel REIT	164,354	149,824
Total Office		537,577
Total SINGAPORE		947,897
SPAIN - 2.1%
Diversified - 0.2%
Merlin Properties Socimi SA	10,652	148,717
Electricity Transmission & Distribution - 0.7%
Red Electrica Corporation SA	24,700	500,318
Toll Roads - 1.2%
Ferrovial SA	26,672	770,643
Total SPAIN		1,419,678
SWITZERLAND - 0.5%
Airports - 0.5%
Flughafen Zurich AG	1,800	333,180
Total SWITZERLAND		333,180
UNITED KINGDOM - 4.8%
Electricity Transmission & Distribution - 2.7%
National Grid PLC	169,633	1,836,659
Industrial - 1.0%
Segro PLC	18,054	179,987
Tritax Big Box REIT PLC	162,891	299,589
Tritax EuroBox PLC (e)	151,229	176,276
Total Industrial		655,852
Office - 0.8%
Derwent London PLC	7,705	319,487
Great Portland Estates PLC	22,906	211,324
Total Office		530,811
Retail - 0.3%
Hammerson PLC	59,362	206,882
Total UNITED KINGDOM		3,230,204
UNITED STATES - 39.5%
Communications - 6.4%
American Tower Corp.	13,700	3,029,481
Crown Castle International Corp.	9,000	1,251,090
Total Communications		4,280,571
Datacenters - 0.8%
CyrusOne, Inc.	1,105	87,405
Digital Realty Trust, Inc.	2,800	363,468
QTS Realty Trust, Inc.	1,331	68,427
Total Datacenters		519,300
Electricity Transmission & Distribution - 1.9%
Sempra Energy	8,402	1,240,219
Gas Utilities - 1.0%
NiSource, Inc.	22,080	660,634
Healthcare - 3.6%
HCP, Inc.	13,300	473,879
Omega Healthcare Investors, Inc.	9,949	415,768
Physicians Realty Trust	25,456	451,844
Ventas, Inc.	8,398	613,306
Welltower, Inc.	5,135	465,488
Total Healthcare		2,420,285
Hotel - 0.6%
Park Hotels & Resorts, Inc.	9,630	240,461
Ryman Hospitality Properties, Inc.	2,350	192,254
Total Hotel		432,715
Industrial - 1.2%
Americold Realty Trust	10,624	393,832
Prologis, Inc.	4,700	400,534
Total Industrial		794,366
Midstream - 4.1%
Cheniere Energy, Inc. (n)	16,739	1,055,561
ONEOK, Inc.	2,201	162,192
Targa Resources Corp.	4,519	181,528
The Williams Companies, Inc.	57,154	1,375,125
Total Midstream		2,774,406
Net Lease - 1.8%
MGM Growth Properties LLC	9,854	296,113
Spirit Realty Capital, Inc.	2,100	100,506
VEREIT, Inc.	40,079	391,973
VICI Properties, Inc.	17,788	402,898
Total Net Lease		1,191,490
Office - 2.7%
Alexandria Real Estate Equities, Inc.	1,700	261,868
Cousins Properties, Inc.	5,075	190,769
Douglas Emmett, Inc.	5,385	230,640
Highwoods Properties, Inc.	9,000	404,460
Hudson Pacific Properties, Inc.	2,103	70,366
Kilroy Realty Corp.	8,402	654,432
Total Office		1,812,535
Pipeline (MLP) - 1.4%
Energy Transfer LP	11,543	150,982
Enterprise Products Partners LP	5,391	154,075
Magellan Midstream Partners LP	2,311	153,150
MPLX LP	5,792	162,234
Phillips 66 Partners LP	2,908	164,651
Plains All American Pipeline LP	7,357	152,658
Total Pipeline (MLP)		937,750
Pipelines - 2.6%
Kinder Morgan, Inc.	85,622	1,764,669
Renewables/Electric Generation - 4.9%
Ameren Corp.	9,600	768,480
American Electric Power Company, Inc.	9,700	908,793
CMS Energy Corp.	1,284	82,112
Entergy Corp.	6,500	762,840
FirstEnergy Corp.	16,200	781,326
Total Renewables/Electric Generation		3,303,551
Residential - 3.0%
AvalonBay Communities, Inc.	3,000	645,990
Equity Residential	4,760	410,598
Essex Property Trust, Inc.	1,225	400,146
Mid-America Apartment Communities, Inc.	4,050	526,540
Total Residential		1,983,274
Retail - 1.0%
Regency Centers Corp.	5,800	403,042
Simon Property Group, Inc.	1,665	259,157
Total Retail		662,199
Self Storage - 1.2%
CubeSmart	5,900	205,910
Public Storage	2,300	564,121
Total Self Storage		770,031
Water - 1.3%
Aqua America, Inc.	19,949	894,314
Total UNITED STATES		26,442,309
Total COMMON STOCKS
(Cost $42,487,175)		50,733,532
CONVERTIBLE PREFERRED STOCKS - 0.3%
UNITED STATES - 0.3%
Datacenters - 0.1%
QTS Realty Trust, Inc., Series B, 6.50%	650	78,969
Office - 0.2%
Equity Commonwealth, Series D, 6.50%	2,824	79,213
Total UNITED STATES		158,182
Total CONVERTIBLE PREFERRED STOCKS
(Cost $140,615)		158,182
	Principal Amount (000s)	Value
CORPORATE CREDIT - 17.4%
CANADA - 1.3%
Basic Industrial - 0.2%
Cascades, Inc., 5.50%, 07/15/22 (e)	$125	$126,562
Metals & Mining - 0.2%
Kinross Gold Corp., 4.50%, 07/15/27	150	157,310
Oil Gas Transportation & Distribution - 0.3%
Parkland Fuel Corp., 6.00%, 04/01/26 (e)	225	237,656
Utility - 0.6%
Emera US Finance LP, 3.55%, 06/15/26	225	235,744
Fortis, Inc., 3.06%, 10/04/26	137	139,216
Total Utility		374,960
Total CANADA		896,488
UNITED STATES - 16.1%
Basic Industrial - 0.3%
Olin Corp., 5.00%, 02/01/30	175	175,219
Construction & Building Materials - 1.4%
Boise Cascade Co., 5.63%, 09/01/24 (e)	125	129,219
Lennar Corp., 4.75%, 11/29/27	175	187,687
M/I Homes, Inc., 5.63%, 08/01/25	125	128,750
PulteGroup, Inc., 5.00%, 01/15/27	175	189,000
Taylor Morrison Communities, Inc., 5.63%, 03/01/24 (e)	63	67,734
Taylor Morrison Communities, Inc., 5.88%, 06/15/27 (e)	75	82,313
Toll Brothers Finance Corp., 4.35%, 02/15/28	175	180,688
Total Construction & Building Materials		965,391
Energy - 0.1%
Indigo Natural Resources LLC, 6.88%, 02/15/26 (e)	75	67,594
Health Facilities - 1.3%
HCA, Inc., 5.25%, 06/15/26	275	306,217
Healthcare Trust of America Holdings LP, 3.75%, 07/01/27	225	235,548
Service Corporation International, 4.63%, 12/15/27	175	182,656
Tenet Healthcare Corp., 4.88%, 01/01/26 (e)	125	128,281
Total Health Facilities		852,702
Infrastructure Services - 1.3%
Mueller Water Products, Inc., 5.50%, 06/15/26 (e)	100	104,500
Republic Services, Inc., 3.20%, 03/15/25	125	130,028
Terex Corp., 5.63%, 02/01/25 (e)	200	205,250
United Rentals North America, Inc., 5.50%, 05/15/27	275	291,500
Waste Management, Inc., 3.15%, 11/15/27	125	131,551
Total Infrastructure Services		862,829
Leisure - 1.5%
Boyd Gaming Corp., 6.38%, 04/01/26	150	159,000
Cedar Fair LP, 5.25%, 07/15/29 (e)	20	21,400
Cedar Fair LP, 5.38%, 04/15/27	125	133,787
ESH Hospitality, Inc., 5.25%, 05/01/25 (e)	125	129,250
GLP Capital LP, 5.38%, 04/15/26	275	302,462
MGM Growth Properties Operating Partnership LP, 5.63%, 05/01/24	275	301,469
Total Leisure		1,047,368
Media - 1.1%
CCO Holdings LLC, 5.00%, 02/01/28 (e)	250	258,437
CSC Holdings LLC, 5.25%, 06/01/24	275	295,625
Lamar Media Corp., 5.75%, 02/01/26	175	185,019
Total Media		739,081
Oil Gas Transportation & Distribution - 1.1%
Antero Midstream Partners LP, 5.38%, 09/15/24	150	134,955
Global Partners LP, 7.00%, 08/01/27 (e)	125	128,750
Holly Energy Partners LP, 6.00%, 08/01/24 (e)	175	182,656
NuStar Logistics LP, 5.63%, 04/28/27	50	52,813
Targa Resources Partners LP, 5.25%, 05/01/23	175	176,531
Total Oil Gas Transportation & Distribution		675,705
Real Estate - 1.2%
American Homes 4 Rent LP, 4.25%, 02/15/28	175	188,436
Digital Realty Trust LP, 3.70%, 08/15/27	174	183,005
iStar, Inc., 5.25%, 09/15/22	125	127,656
Service Properties Trust, 4.95%, 02/15/27	109	110,528
Starwood Property Trust, Inc., 5.00%, 12/15/21	175	180,687
Total Real Estate		790,312
Telecommunication Services - 2.2%
American Tower Corp., 3.60%, 01/15/28	275	289,497
Crown Castle International Corp., 3.80%, 02/15/28	275	292,468
CyrusOne LP, 5.38%, 03/15/27	100	106,625
Equinix, Inc., 5.38%, 05/15/27	225	242,578
Level 3 Financing, Inc., 5.38%, 05/01/25	275	284,842
SBA Communications Corp., 4.88%, 09/01/24	150	155,250
T-Mobile USA, Inc., 6.50%, 01/15/26	125	134,399
Total Telecommunication Services		1,505,659
Transportation - 0.6%
CSX Corp., 4.25%, 03/15/29	100	112,914
Union Pacific Corp., 2.75%, 03/01/26	125	126,954
Watco Companies LLC, 6.38%, 04/01/23 (e)	125	126,875
Total Transportation		366,743
Utility - 4.0%
AES Corp., 4.50%, 03/15/23	125	127,813
AES Corp., 4.88%, 05/15/23	129	131,257
Ameren Corp., 2.70%, 11/15/20	125	125,654
Black Hills Corp., 3.15%, 01/15/27	125	126,709
Calpine Corp., 5.75%, 01/15/25	125	127,187
CMS Energy Corp., 2.95%, 02/15/27	150	151,240
Dominion Energy, Inc., 4.25%, 06/01/28	100	110,718
DTE Energy Co., 3.50%, 06/01/24	150	156,674
Duke Energy Corp., 2.65%, 09/01/26	125	125,807
Entergy Corp., 2.95%, 09/01/26	50	50,773
Entergy Corp., 4.00%, 07/15/22	100	104,411
Eversource Energy, 2.90%, 10/01/24	100	102,455
Eversource Energy, 3.35%, 03/15/26	50	51,651
Exelon Corp., 3.40%, 04/15/26	125	130,656
FirstEnergy Transmission LLC, 4.35%, 01/15/25 (e)	125	134,852
Newmont Goldcorp Corp., 3.50%, 03/15/22	125	128,251
NextEra Energy Operating Partners LP, 4.50%, 09/15/27 (e)	150	153,375
NRG Energy, Inc., 6.63%, 01/15/27	175	189,586
Pattern Energy Group, Inc., 5.88%, 02/01/24 (e)	200	204,750
Southwestern Electric Power Co., 3.55%, 02/15/22	50	51,349
The Southern Co., 2.95%, 07/01/23	100	102,061
The Southern Co., 3.25%, 07/01/26	50	51,563
WEC Energy Group, Inc., 2.45%, 06/15/20	75	75,117
Total Utility		2,713,909
Total UNITED STATES		10,762,512
Total Corporate Credit
(Cost $11,153,086)		11,659,000
	Shares	Value
PREFERRED STOCKS - 3.4%
UNITED STATES - 3.4%
Datacenters - 0.1%
Digital Realty Trust, Inc., Series J, 5.25%	2,700	$69,957
Diversified - 0.5%
PS Business Parks, Inc., Series W, 5.20%	6,000	152,520
PS Business Parks, Inc., Series Y, 5.20%	8,200	214,348
Total Diversified		366,868
Industrial - 0.6%
Rexford Industrial Realty, Inc., Series A, 5.88%	3,226	82,908
Rexford Industrial Realty, Inc., Series B, 5.88%	9,600	248,160
Rexford Industrial Realty, Inc., Series C, 5.63%	1,745	44,288
Total Industrial		375,356
Net Lease - 0.6%
National Retail Properties, Inc., Series F, 5.20%	5,000	129,150
Spirit Realty Capital, Inc., Series A, 6.00%	9,900	259,083
Total Net Lease		388,233
Office - 0.1%
Vornado Realty Trust, Series M, 5.25%	4,000	103,400
Residential - 0.3%
American Homes 4 Rent, Series F, 5.88%	1,957	51,919
American Homes 4 Rent, Series G, 5.88%	4,800	126,672
Total Residential		178,591
Retail - 0.4%
Federal Realty Investment Trust, Series C, 5.00%	5,000	126,300
Saul Centers, Inc., Series E, 6.00%	4,510	116,448
Total Retail		242,748
Self Storage - 0.8%
Public Storage, Series E, 4.90%	5,000	128,750
Public Storage, Series F, 5.15%	1,000	25,950
Public Storage, Series G, 5.05%	9,062	235,340
Public Storage, Series I, 4.88%	5,951	156,274
Total Self Storage		546,314
Total UNITED STATES		2,271,467
Total PREFERRED STOCKS
(Cost $2,202,782)		2,271,467
Total Investments - 96.8%
(Cost $55,983,658)		64,822,181
Other Assets in Excess of Liabilities - 3.2%		2,174,877
TOTAL NET ASSETS - 100.0%		$66,997,058

LLC - Limited Liability Company
LP - Limited Partnership
MLP - Master Limited Partnership
(e) - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2019, the total value of all such securities was $3,397,936 or 5.1% of net assets.

(n) - Non-income producing security.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Fund’s Board of Trustees (the “Board”) has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s NAV may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Securities for which market prices are not readily available or which cannot be valued using the sources described above will be valued using an internal proprietary fair value methodology. For any security warranting such fair value measurement, a memorandum, including the specific methodology and supporting information, will be provided to the Valuation Committee by a portfolio manager or analyst looking to fair value a particular security utilizing the internal proprietary fair value methodology. A portfolio manager or analyst shall use their best efforts to maximize the use of relevant observable inputs and minimize the use of unobservable inputs within their valuation technique. The Valuation Committee shall review the memorandum and supporting information provided by a portfolio manager or analyst and consider all relevant factors as it deems appropriate before approving the fair value recommendation.

The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The fair value of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund has established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 -	quoted prices in active markets for identical assets or liabilities
Level 2 -
quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets or liabilities)

The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Adviser’s Valuation Committee uses in determining fair value. If the Adviser’s Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.

Significant increases or decreases in any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.

To assess the continuing appropriateness of security valuations, the Adviser (or its third party service providers who are subject to oversight by the Adviser), regularly compares its prior day prices, prices on comparable securities and sale prices to the current day prices and challenges those prices that exceed certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of September 30, 2019:

Brookfield Real Assets Securities Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$-	$1,495,769	$-	$1,495,769
Brazil	579,189	-	-	579,189
Canada	5,551,916	-	-	5,551,916
China	-	544,197	-	544,197
France	-	2,246,834	-	2,246,834
Germany	-	706,092	-	706,092
Hong Kong	-	2,047,676	-	2,047,676
Italy	-	937,101	-	937,101
Japan	411,135	2,650,607	-	3,061,742
Luxembourg	-	419,233	-	419,233
Mexico	339,321	-	-	339,321
New Zealand	-	431,194	-	431,194
Singapore	-	947,897	-	947,897
Spain	-	1,419,678	-	1,419,678
Switzerland	-	333,180	-	333,180
United Kingdom	-	3,230,204	-	3,230,204
United States	26,442,309	-	-	26,442,309
Total Common Stocks	33,323,870	17,409,662	-	50,733,532
Convertible Preferred Stock:
United States	158,182	-	-	158,182
Corporate Credit:
Canada	-	896,488	-	896,488
United States	-	10,762,512	-	10,762,512
Total Corporate Credit	-	11,659,000	-	11,659,000
Preferred Stocks:
United States	2,023,307	248,160	-	2,271,467
Total	$35,505,359	$29,316,822	$-	$64,822,181

For further information regarding security characteristics of the Fund, see the Schedule of Investments.